United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/19

Date of Reporting Period: 04/30/19

Item 1.	Reports to Stockholders

Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Income Securities Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Intermediate Corporate Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2018 through April 30, 2019. This report includes Management's Discussion of Fund Performance a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (Unaudited)
The total return of Federated Intermediate Corporate Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2019, was 5.34% for the Institutional Shares and 5.08% for the Service Shares. The total return of the Bloomberg Barclays U.S. Intermediate Credit Index, a broad-based securities market index (BBICI),1 was 5.93% during the same period. The total return of the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB),2 a peer group average for the Fund, was 5.69% during the same period. The Fund's and the LCDBBB's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBICI were: (1) sector selection; (2) security selection; and (3) the selection of securities with different maturities along the yield curve.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The reporting period opened with a cautious tone as risk markets turned skittish, initially on concerns about a breakout in inflation that failed to materialize, then on worries about mounting trade tensions with major trading partners of the U.S. This whipsawing in the period's first few months was representative of the entire reporting period. There were countervailing periods of risk-on and risk-off as geopolitical events – a worsening trade war with China, nuclear tensions with North Korea, instabilities in Italy, the prolonged “Brexit” (the U.K. exiting the European Union) drama, midterm elections and a potential government shut down – competing with a domestic economy experiencing one of its best stretches since before the global financial crisis, with unemployment hitting a 49-year low, various measures of consumer and business confidence reaching multi-decade highs and corporate profits growing at their fastest rate since 2011. However, towards the end of the calendar year, there were signs of slowing global and U.S. economic growth. Despite these signs, the Federal Reserve (the “Fed”) in October, and then again in December, made it clear that it wanted to continue to raise its federal funds target rate to a more normal level, in order to give it room to fight future recessions by reducing rates. By contrast, at its January 2019 meeting, the Fed said that it would be patient and not rush to raise rates and at its March meeting, the Fed indicated that it would not raise rates at all in 2019, citing slower growth of household
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1

spending and business fixed investment. As the reporting period closed, economic statistics again appeared to show a more positive trajectory of economic growth.
This risk-on, risk-off rollercoaster made for volatile financial markets. Equities, as measured by the S&P 500 Index3, reached a record high during the reporting period in September, only to sell off sharply afterward and to be down low-single digits for calendar year 2018. Investment-grade corporate bonds reflected similar behavior. However, for the reporting period, risk assets were able to rebound from the calendar year-end weakness and the S&P 500 ended the reporting period up over 10%. Investment-grade corporate bonds had total returns of almost 6% during the reporting period.
The 10-year U.S. Treasury yield started the reporting period at 2.95%, climbed in fits and starts to a period high of 3.24% in mid-November, then declined sharply into calendar year end as risk assets sold off and the market priced out future rate increases from the Fed. The 10-year U.S. Treasury yield ended the reporting period at 2.50%. As measured by the option-adjusted spread on the BBICI, investment-grade corporate spreads started the period at 79 basis points, widened to 91 basis points in late June, declined to reporting period tights of 76 basis points by the beginning of October, rose to 121 basis points in early January 2019, and then subsequently tightened to end the reporting period exactly where it began at 79 basis points. This on-again, off-again sentiment was unusual, but symptomatic of the geopolitical and economic concerns that played havoc with the risk trade throughout the reporting period.
SECTOR/industry selection
For the reporting period, the decision to overweight or underweight specific corporate sectors and/or ratings quality was the primary driver of Fund performance relative to the BBICI. In total for the year, sector allocation was a positive contributor to Fund performance. Despite the volatility seen throughout the reporting period, lower-rated “BBB” corporate bonds outperformed high-quality bonds and the Fund's overweight position to these sectors added to performance. Additionally, the Fund's overweight position to the corporate bond sectors positively contributed to Fund performance as corporate bonds outperformed non-corporate sectors within the BBICI. Individual security selection was the next largest driver of Fund performance relative to the BBICI, although for the reporting period, security selection was a detractor. Security selection was particularly strong in the Consumer Non-Cyclical, Technology and Electric Utility sectors, while Banking, Real Estate Investment Trusts (“REITs”) and Insurance were detractors with weaker selection. Specific credits that contributed the most to Fund performance included: Teva, Morgan Stanley, FMR LLC, JPMorgan and Comcast. Credits that detracted the most from Fund performance included: Regional Diversified, Textron, British American Tobacco and Wells Fargo.
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2

Yield Curve Strategy
The yield curve strategy added to Fund performance relative to the BBICI. On average, the Fund had an overweight position in the intermediate part of the maturity spectrum (5-7 year) and an underweight position in the shorter (2-3 year) and longer (10+ year) maturities. While overall interest rates ended the year lower than where they started, rates in the middle part of the U.S. Treasury curve declined more than those in the front and back-end and helped Fund performance.
Duration4 And derivatives management
Duration had only a minimal negative impact on the performance of the Fund as the Fund was just slightly less interest rate sensitive5 than the BBICI throughout the year (98%) in a period of generally declining interest rates. The derivatives6, U.S. Treasury futures, that were used to adjust duration targets, had a negative effect on Fund performance.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBICI.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCDBBB.
3	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
4	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
5	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
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3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Intermediate Corporate Bond Fund (the “Fund”) from April 30, 2009 to April 30, 2019, compared to the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI)2 and the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2019
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2019
	1 Year	5 Years	10 Years
Institutional Shares	5.34%	2.62%	5.05%
Service Shares	5.08%	2.35%	4.79%
BBICI	5.93%	2.79%	4.98%
LCDBBB	5.69%	3.09%	5.96%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBICI and LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BBICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Bloomberg Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The BBICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.6%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	1.7%
Other Assets and Liabilities—Net[5]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2019
Principal Amount or Shares			Value
		CORPORATE BONDS—97.6%
		Basic Industry - Chemicals—0.5%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$356,963
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	306,934
		TOTAL	663,897
		Basic Industry - Metals & Mining—2.1%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	244,426
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	829,763
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	449,920
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,040,089
		TOTAL	2,564,198
		Basic Industry - Paper—0.2%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	237,555
		Capital Goods - Aerospace & Defense—2.8%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	301,697
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 2.850%, 12/15/2020	269,850
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	284,991
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	454,299
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	401,927
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	303,289
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	297,164
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.930%, 1/15/2025	297,050
950,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.418% (3-month USLIBOR +1.735%), 2/15/2042	771,414
		TOTAL	3,381,681
		Capital Goods - Building Materials—1.2%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	780,268
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	288,558
228,000		Masco Corp., Sr. Unsecd. Note, 5.950%, 3/15/2022	244,566
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	83,943
		TOTAL	1,397,335
		Capital Goods - Construction Machinery—0.8%
250,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	259,100
Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	$569,280
185,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	190,203
	TOTAL	1,018,583
	Capital Goods - Diversified Manufacturing—1.9%
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	247,210
287,000	General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	297,433
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	590,852
350,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	347,169
277,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.000%, 12/15/2020	277,462
545,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	550,837
	TOTAL	2,310,963
	Capital Goods - Packaging—0.3%
300,000	WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	303,834
	Communications - Cable & Satellite—2.2%
260,000	CCO Safari II LLC, 3.579%, 7/23/2020	261,905
190,000	CCO Safari II LLC, 4.464%, 7/23/2022	197,214
600,000	CCO Safari II LLC, 4.908%, 7/23/2025	636,958
350,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	340,673
490,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 3/1/2023	489,404
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	795,088
	TOTAL	2,721,242
	Communications - Media & Entertainment—1.5%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	584,956
750,000	CBS Corp., 3.700%, 8/15/2024	766,871
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	246,364
200,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	215,472
30,000	Walt Disney Co., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2023	31,512
	TOTAL	1,845,175
	Communications - Telecom Wireless—0.2%
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	296,161
	Communications - Telecom Wirelines—2.1%
300,000	AT&T, Inc., Sr. Unsecd. Note, 2.450%, 6/30/2020	299,091
550,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	570,190
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	208,626
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	506,773
Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	$273,314
580,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	635,303
	TOTAL	2,493,297
	Consumer Cyclical - Automotive—2.5%
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	502,208
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	245,795
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	373,841
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	705,034
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	250,839
300,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	293,770
450,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	459,760
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	206,898
	TOTAL	3,038,145
	Consumer Cyclical - Leisure—0.9%
1,053,892	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	1,087,482
	Consumer Cyclical - Retailers—2.2%
195,936	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	203,896
330,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	334,667
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	695,682
550,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	559,301
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	472,239
375,000	WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	385,812
	TOTAL	2,651,597
	Consumer Cyclical - Services—2.7%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	492,668
750,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	743,291
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	171,283
500,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	512,944
500,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	519,067
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	235,743
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	90,400
250,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	252,003
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	284,689
	TOTAL	3,302,088
Annual Shareholder Report
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Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—7.1%
$500,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/2021	$499,609
449,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2023	455,152
750,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	775,195
515,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	553,193
500,000	Danone SA, Sr. Unsecd. Note, 144A, 2.077%, 11/2/2021	491,517
340,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	328,339
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	369,740
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	507,837
750,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	773,113
600,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	597,421
500,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.057%, 5/25/2023	515,502
360,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	376,211
750,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.150%, 8/15/2024	748,610
250,000	PepsiCo, Inc., 2.750%, 4/30/2025	249,874
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	135,760
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	717,829
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	58,259
350,000	Tyson Foods, Inc., 3.950%, 8/15/2024	361,726
160,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	164,937
	TOTAL	8,679,824
	Consumer Non-Cyclical - Health Care—1.3%
430,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	432,437
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	578,204
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	254,216
280,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	287,396
	TOTAL	1,552,253
	Consumer Non-Cyclical - Pharmaceuticals—4.7%
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	214,962
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	530,851
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 3/15/2045	65,627
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	589,928
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	353,241
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	202,918
1,260,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,298,703
Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	$250,288
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	350,935
200,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	215,625
220,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	224,955
350,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	356,938
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	865,119
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	251,899
	TOTAL	5,771,989
	Consumer Non-Cyclical - Products—0.6%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	738,202
	Consumer Non-Cyclical - Supermarkets—0.6%
300,000	Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	298,778
500,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	465,096
	TOTAL	763,874
	Consumer Non-Cyclical - Tobacco—0.9%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	517,516
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	302,482
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	304,665
	TOTAL	1,124,663
	Energy - Independent—2.0%
500,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	508,730
188,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	189,637
300,000	Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	303,626
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	453,411
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	501,266
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	531,675
	TOTAL	2,488,345
	Energy - Integrated—1.4%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	513,603
200,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	204,772
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	244,522
320,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	315,724
Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	$397,133
	TOTAL	1,675,754
	Energy - Midstream—4.6%
250,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.500%, 12/1/2022	252,998
115,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	114,900
400,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	401,842
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	682,065
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	195,739
500,000	Enterprise Products Operating LLC, 3.900%, 2/15/2024	518,564
600,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	622,416
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	352,620
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	399,728
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	347,502
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	397,069
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	695,374
300,000	Williams Partners LP, Sr. Unsecd. Note, 3.750%, 6/15/2027	300,279
250,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	255,129
	TOTAL	5,536,225
	Energy - Oil Field Services—0.7%
100,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	102,000
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2023	478,750
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.000%, 12/21/2020	301,018
	TOTAL	881,768
	Financial Institution - Banking—19.0%
715,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	736,010
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	245,300
1,375,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	1,377,315
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	490,858
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	498,906
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	198,834
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	405,829
500,000	Citigroup, Inc., 4.125%, 7/25/2028	507,834
Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	$248,606
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	502,275
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	294,629
610,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	634,866
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	256,417
980,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,001,183
635,000		Comerica, Inc., 3.800%, 7/22/2026	639,512
500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 3.500%, 6/11/2021	505,427
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	250,715
230,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	236,515
690,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	680,449
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 12/27/2020	747,528
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	789,500
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	252,095
250,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	257,669
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	508,912
250,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.300%, 1/14/2022	246,579
407,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	433,074
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	255,115
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	506,721
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,546,165
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	236,079
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	367,210
665,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.266% (3-month USLIBOR +0.640%), 12/1/2021	663,492
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	353,695
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	1,541,304
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	539,695
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	498,185
565,664	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	45,253
740,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	745,426
140,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	144,379
750,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	765,620
220,000		SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	217,920
400,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.450%, 11/16/2021	409,161
250,000		US Bancorp, Sub. Note, Series MTN, 3.600%, 9/11/2024	258,332
Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	$502,083
500,000	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	499,138
	TOTAL	23,041,810
	Financial Institution - Broker/Asset Mgr/Exchange—2.7%
400,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	410,891
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,205,559
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	223,016
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	261,007
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	175,702
400,000	Stifel Financial Corp., 4.250%, 7/18/2024	409,744
150,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	151,441
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	503,975
	TOTAL	3,341,335
	Financial Institution - Finance Companies—1.8%
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	513,427
300,000	Discover Financial Services, Sr. Unsecd. Note, 3.950%, 11/6/2024	306,905
894,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	884,853
500,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	466,920
	TOTAL	2,172,105
	Financial Institution - Insurance - Health—0.9%
200,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	203,761
450,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 4.375%, 10/15/2028	464,619
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	421,400
	TOTAL	1,089,780
	Financial Institution - Insurance - Life—2.0%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	251,467
500,000	American International Group, Inc., Sr. Unsecd. Note, 6.400%, 12/15/2020	527,720
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	248,493
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	231,884
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	438,764
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	401,289
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	275,484
	TOTAL	2,375,101
Annual Shareholder Report
14

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—1.8%
$200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2021	$199,176
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	243,611
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	249,334
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	307,951
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	231,188
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	280,679
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	625,046
	TOTAL	2,136,985
	Financial Institution - REIT - Apartment—1.0%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	399,515
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	503,983
270,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	280,400
	TOTAL	1,183,898
	Financial Institution - REIT - Healthcare—1.1%
600,000	Healthcare Trust of America, 3.700%, 4/15/2023	606,564
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	708,005
	TOTAL	1,314,569
	Financial Institution - REIT - Office—0.5%
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	621,101
	Financial Institution - REIT - Other—0.6%
215,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	224,541
500,000	Liberty Property LP, Sr. Unsecd. Note, 4.750%, 10/1/2020	510,882
	TOTAL	735,423
	Financial Institution - REIT - Retail—1.2%
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.200%, 5/1/2021	649,685
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	101,131
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	460,189
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	254,733
	TOTAL	1,465,738
	Sovereign—1.4%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	857,794
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	808,701
	TOTAL	1,666,495
Annual Shareholder Report
15

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—8.4%
$545,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	$558,740
750,000	Apple, Inc., Sr. Unsecd. Note, 3.250%, 2/23/2026	761,966
250,000	Apple, Inc., Unsecd. Note, 2.150%, 2/9/2022	247,568
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	351,217
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	228,506
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	267,995
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	296,057
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.200%, 2/28/2021	497,256
750,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	813,035
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	404,062
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	46,237
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	310,201
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	939,746
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	522,673
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	520,799
185,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	191,720
300,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	309,399
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	532,891
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	201,561
750,000	Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	737,893
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	307,438
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	349,864
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	262,814
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	362,324
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	154,528
	TOTAL	10,176,490
	Transportation - Railroads—0.3%
38,169	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.570%, 1/2/2021	39,589
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	299,793
	TOTAL	339,382
	Transportation - Services—0.4%
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	515,384
Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—4.5%
$310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	$315,100
420,000	Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	418,821
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	409,380
250,000	Duke Energy Corp., Sr. Unsecd. Note, 2.400%, 8/15/2022	246,991
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	501,490
500,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	505,320
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	178,879
470,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	464,735
280,000	Fortis, Inc., / Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	275,204
240,000	Fortis, Inc., / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	230,628
250,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	257,619
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	396,921
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	118,343
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.000%, 11/15/2021	489,894
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	246,959
440,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	449,522
	TOTAL	5,505,806
	Utility - Natural Gas—1.6%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 6/15/2027	246,218
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	301,867
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	552,815
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	496,371
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	302,242
	TOTAL	1,899,513
	Utility - Natural Gas Distributor—0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	535,130
	TOTAL CORPORATE BONDS (IDENTIFIED COST $116,869,626)	118,642,175
Annual Shareholder Report
17

Principal Amount or Shares		Value
	INVESTMENT COMPANY—1.7%
2,035,809	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[3] (IDENTIFIED COST $2,036,216)	$2,036,216
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $118,905,842)[4]	120,678,391
	OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	890,540
	TOTAL NET ASSETS—100%	$121,568,931
At April 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
6U.S. Treasury Note 10-Year Long Futures	11	$1,360,391	June 2019	$1,349
6U.S. Treasury Long Bond Short Futures	19	$2,801,906	June 2019	$(32,107)
6U.S. Treasury Ultra Bond Short Futures	7	$1,149,969	June 2019	$(16,969)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(47,727)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2018	2,425,813
Purchases/Additions	48,043,845
Sales/Reductions	(48,433,849)
Balance of Shares Held 4/30/2019	2,035,809
Value	$2,036,216
Change in Unrealized Appreciation/Depreciation	$(243)
Net Realized Gain/(Loss)	$1,001
Dividend Income	$43,831
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $118,911,016.
Annual Shareholder Report
18

5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$118,596,922	$45,253	$118,642,175
Investment Company	2,036,216	—	—	2,036,216
TOTAL SECURITIES	$2,036,216	$118,596,922	$45,253	$120,678,391
Other Financial Instruments[1]
Assets	$1,349	$—	$—	$1,349
Liabilities	(49,076)	—	—	(49,076)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(47,727)	$—	$—	$(47,727)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.93	$9.30	$9.34	$9.55	$9.61
Income From Investment Operations:
Net investment income	0.27	0.28	0.28	0.33	0.35
Net realized and unrealized gain (loss)	0.19	(0.26)	(0.01)	(0.20)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.02	0.27	0.13	0.30
Less Distributions:
Distributions from net investment income	(0.28)	(0.28)	(0.29)	(0.33)	(0.35)
Distributions from net realized gain	(0.07)	(0.11)	(0.02)	(0.01)	(0.01)
TOTAL DISTRIBUTIONS	(0.35)	(0.39)	(0.31)	(0.34)	(0.36)
Net Asset Value, End of Period	$9.04	$8.93	$9.30	$9.34	$9.55
Total Return[1]	5.34%	0.16%	3.01%	1.46%	3.22%
Ratios to Average Net Assets:
Net expenses	0.58%	0.57%	0.57%	0.56%	0.56%
Net investment income	3.12%	3.06%	3.06%	3.56%	3.66%
Expense waiver/reimbursement[2]	0.27%	0.18%	0.17%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$104,626	$139,886	$188,122	$222,484	$249,125
Portfolio turnover	23%	22%	29%	28%	16%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.93	$9.30	$9.34	$9.55	$9.62
Income From Investment Operations:
Net investment income	0.26	0.26	0.26	0.31	0.33
Net realized and unrealized gain (loss)	0.18	(0.26)	(0.01)	(0.20)	(0.06)
TOTAL FROM INVESTMENT OPERATIONS	0.44	0.00[1]	0.25	0.11	0.27
Less Distributions:
Distributions from net investment income	(0.26)	(0.26)	(0.27)	(0.31)	(0.33)
Distributions from net realized gain	(0.07)	(0.11)	(0.02)	(0.01)	(0.01)
TOTAL DISTRIBUTIONS	(0.33)	(0.37)	(0.29)	(0.32)	(0.34)
Net Asset Value, End of Period	$9.04	$8.93	$9.30	$9.34	$9.55
Total Return[2]	5.08%	(0.09)%	2.76%	1.21%	2.86%
Ratios to Average Net Assets:
Net expenses	0.83%	0.82%	0.82%	0.81%	0.81%
Net investment income	2.87%	2.82%	2.81%	3.31%	3.41%
Expense waiver/reimbursement[3]	0.51%	0.41%	0.40%	0.40%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,943	$20,034	$22,505	$24,296	$29,217
Portfolio turnover	23%	22%	29%	28%	16%
1	Represents less than $0.005.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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21

Statement of Assets and Liabilities
April 30, 2019
Assets:
Investment in securities, at value including $2,036,216 of investment in an affiliated holding (identified cost $118,905,842)		$120,678,391
Restricted cash (Note 2)		65,778
Income receivable		1,282,378
Income receivable from affiliated holdings		7,782
Receivable for shares sold		111,810
TOTAL ASSETS		122,146,139
Liabilities:
Payable for investments purchased	$114,900
Payable for shares redeemed	297,338
Payable for daily variation margin on futures contracts	11,686
Income distribution payable	100,302
Payable for investment adviser fee (Note 5)	1,029
Payable for administrative fees (Note 5)	264
Payable for portfolio accounting fees	19,176
Payable for other service fees (Notes 2 and 5)	5,117
Accrued expenses (Note 5)	27,396
TOTAL LIABILITIES		577,208
Net assets for 13,452,142 shares outstanding		$121,568,931
Net Assets Consist of:
Paid-in capital		$120,284,668
Total distributable earnings (loss)		1,284,263
TOTAL NET ASSETS		$121,568,931
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($104,626,178 ÷ 11,577,601 shares outstanding), no par value, unlimited shares authorized		$9.04
Service Shares:
Net asset value per share ($16,942,753 ÷ 1,874,541 shares outstanding), no par value, unlimited shares authorized		$9.04
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Operations
Year Ended April 30, 2019
Investment Income:
Interest			$4,876,379
Dividends received from affiliated holdings*			43,831
TOTAL INCOME			4,920,210
Expenses:
Investment adviser fee (Note 5)		$665,271
Administrative fee (Note 5)		111,773
Custodian fees		22,380
Transfer agent fee		96,667
Directors'/Trustees' fees (Note 5)		2,264
Auditing fees		29,601
Legal fees		12,671
Portfolio accounting fees		75,960
Distribution services fee (Note 5)		46,020
Other service fees (Notes 2 and 5)		59,116
Share registration costs		45,082
Printing and postage		21,865
Miscellaneous (Note 5)		25,068
TOTAL EXPENSES		1,213,738
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(340,511)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(59,187)
TOTAL WAIVERS AND REIMBURSEMENTS		(399,698)
Net expenses			814,040
Net investment income			4,106,170
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $1,001 on sales of investments in an affiliated holding*)			(46,023)
Net realized loss on futures contracts			(112,944)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(243) on investments in an affiliated holding*)			2,476,330
Net change in unrealized depreciation of futures contracts			64,320
Net realized and unrealized gain on investments and futures contracts			2,381,683
Change in net assets resulting from operations			$6,487,853
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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23

Statement of Changes in Net Assets
Year Ended April 30	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,106,170	$5,895,831
Net realized gain (loss)	(158,967)	1,745,444
Net change in unrealized appreciation/depreciation	2,540,650	(6,783,671)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,487,853	857,604
Distributions to Shareholders (Note 2):
Institutional Shares	(4,551,181)	(7,300,676)
Service Shares	(686,457)	(793,342)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,237,638)	(8,094,018)
Share Transactions:
Proceeds from sale of shares	36,790,763	52,536,859
Net asset value of shares issued to shareholders in payment of distributions declared	3,130,608	4,591,612
Cost of shares redeemed	(79,522,324)	(100,599,269)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,600,953)	(43,470,798)
Change in net assets	(38,350,738)	(50,707,212)
Net Assets:
Beginning of period	159,919,669	210,626,881
End of period	$121,568,931	$159,919,669
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Notes to Financial Statements
April 30, 2019
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
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Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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26

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $399,698 is disclosed in various locations in this Note 2 and Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended April 30, 2018, were from the following sources:
Net investment income
Institutional Shares	$5,340,474
Service Shares	572,903

Net realized gain
Institutional Shares	$1,960,202
Service Shares	220,439
Distributions in excess of net investment income at April 30, 2018, were $182,326.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2019, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$13,167	$(13,167)
Service Shares	45,949	—
TOTAL	$59,116	$(13,167)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specific amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,588,653 and $4,968,673, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$47,727*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(112,944)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$64,320
Annual Shareholder Report
29

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2019		2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,783,961	$33,579,866	4,970,595	$46,051,453
Shares issued to shareholders in payment of distributions declared	286,282	2,540,788	425,312	3,915,204
Shares redeemed	(8,152,378)	(72,417,978)	(9,971,256)	(91,729,951)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,082,135)	$(36,297,324)	(4,575,349)	$(41,763,294)

Year Ended April 30	2019		2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	361,692	$3,210,897	705,531	$6,485,406
Shares issued to shareholders in payment of distributions declared	66,473	589,820	73,479	676,408
Shares redeemed	(796,086)	(7,104,346)	(957,095)	(8,869,318)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(367,921)	$(3,303,629)	(178,085)	$(1,707,504)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,450,056)	$(39,600,953)	(4,753,434)	$(43,470,798)
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30

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2019 and 2018, was as follows:
	2019	2018
Ordinary income[1]	$4,158,499	$5,913,377
Long-term capital gains	$1,079,139	$2,180,641
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of April 30, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$16,107
Net unrealized appreciation	$1,516,613
Capital loss deferrals	$(248,457)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales and mark-to-market on futures contracts.
At April 30, 2019, the cost of investments for federal tax purposes was $118,911,016. The net unrealized appreciation of investments for federal tax purposes was $1,767,375. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,953,015 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,185,640. The amounts presented are inclusive of derivative contracts.
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of April 30, 2019, for federal income tax purposes, post October losses of $248,457 were deferred to May 1, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2019, the Adviser voluntarily waived $339,412 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2019, the Adviser reimbursed $1,099.
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31

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2019, the annualized fee paid to FAS was 0.084% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$46,020	$(46,020)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended April 30, 2019, FSSC received $2,200 and reimbursed $13,167 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2019, were as follows:
Purchases	$25,469,736
Sales	$65,099,387
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the year ended April 30, 2019, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the year ended April 30, 2019, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2019, the amount of long-term capital gains designated by the Fund was $1,079,139.
Annual Shareholder Report
34

Report of Independent Registered Public Accounting Firm
TO THE board of trustees of federated income securities trust and SHAREHOLDERS OF federated intermediate corporate bond fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
June 24, 2019

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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,047.70	$2.94
Service Shares	$1,000	$1,045.20	$4.21
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.90	$2.91
Service Shares	$1,000	$1,020.70	$4.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.58%
Service Shares	0.83%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2018
FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
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and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Annual Shareholder Report
50

appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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51

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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52

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Annual Shareholder Report
April 30, 2019
Share Class | Ticker	A | FTIAX	Institutional* | FSTYX
	Service* | FSTIX	R6 | FSILX
*Effective at close of business on November 2, 2018, the Institutional Shares were redesignated as Service Shares, the Class Y Shares were redesignated as Institutional Shares, and the existing Service Shares were converted into the newly redesignated Service Shares.

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Short-Term Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2018 through April 30, 2019. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Management's Discussion of Fund Performance (Unaudited)
The total return of Federated Short-Term Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2019, was 2.59% for Class A Shares, 3.21% for Institutional Shares, 2.89% for Service Shares and 3.11% for R6 Shares. The total return of the Bloomberg Barclays 1-3 Year Government/Credit Index (BB1-3GCI)1 was 3.37% during the reporting period. The total return of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),2 a peer group average for the Fund, was 3.19% during the reporting period. The Fund's and the LSIGDFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BB1-3GCI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BB1-3GCI were: (1) a lower effective duration relative to the BB1-3GCI; (2) a higher allocation to credit-sensitive securities relative to the BB1-3GCI; (3) allocations to “out-of-index” sectors like securitized debt (residential and commercial mortgage-backed securities3 and asset-backed securities –“RMBS,” “CMBS” and “ABS,” respectively); and (4) modest allocations to “higher-beta, out-of-index” sectors like high yield,4 bank loans5 and non-agency mortgages. The use of interest rate derivatives to add interest rate exposure to that provided by the physical portfolio (though overall fund duration was maintained below that of the BB1-3GCI during the period) added to overall performance as interest rates decreased during the period under review.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The Fund's performance during the reporting period reflected weakness at the short end of the U.S. Treasury yield curve for more than half of the reporting period, followed by significant strength in the latter part of the second half of the reporting period. It also reflected the generally positive performance of credit-sensitive securities during most of the period, though a significant selloff in credit occurred in the fourth quarter of 2018. The yield on the 2-year U.S. Treasury note ended up falling by 22 basis points over the reporting period, from 2.49% at April 30, 2018 to 2.27% at April 30, 2019. The reporting period was characterized by two fairly distinct periods, however. During the first half of the reporting period, interest rates generally rose,6 with the yield on the 2-year U.S. Treasury note reaching a high of 2.97% on November 8, 2018 then falling fairly steadily for the remainder of the reporting period as concerns over further U.S. economic growth and a continued lack of inflationary pressures began to emerge. The Federal Reserve (the Fed) raised the federal funds target rate by
Annual Shareholder Report

0.25% twice over the course of the reporting period, first in June 2018, then again in December 2018. At that point, however, markets became concerned that the Fed's tightening program might be going too far given prospects for further economic growth and continued benign inflation signals. Credit spreads tightened modestly over the course of the reporting period, including a period of significant weakness in the fourth quarter of 2018, which was followed by a recovery over the remainder of the reporting period.
Duration/Yield curve
Fund duration7 was maintained at a level well-below that of the BB1-3GCI until the beginning of calendar year 2019, at which point management began increasing interest rate exposure to near that of the BB1-3GCI by fiscal year-end. In addition to buying more, longer duration fixed-rate securities and fewer floating-rate ones, management employed long positions in 2-year, 5-year and even 10-year (the latter on a limited basis) U.S. Treasury note futures contracts.8 Despite the move to increase duration, decreasing interest rates in the first four months of 2019 more than offset the benefit which had been derived from having shorter duration during the first eight months of the period, during which the Fed was still increasing short-term interest rates. This was the primary reason for the slight (6 basis points on a gross basis) overall underperformance of the Fund relative to the BB1-3GCI. With regard to yield curve positioning,9 the Fund's significant allocation to floating-rate, LIBOR-based coupon securities allowed for greater yield capture relative to the more laddered, fixed-rate composition of the BB1-3GCI as U.S. Treasury yields declined. This allowed for a very modest 2 basis points of yield curve alpha relative to the BB1-3GCI, though this small positive did not offset the effect of being short duration relative to the BB1-3GCI during early 2019's declining yield environment.
sector ALLOCATION
The Fund made no wholesale changes in sector allocation over the reporting period. Both “credit-sensitive” sectors of the Fund, i.e., the corporate debt and asset-backed security allocations in the Fund (the latter not included in the BB1-3GCI), were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted the entire period. A position in mortgage securities (also not included in the BB1-3GCI), was maintained for the duration of the period, with much of this in “credit” mortgage positions like CMBS and prime U.K. and U.S. non-agency RMBS. The underweight position in U.S. Treasury securities helped performance relative to the benchmark for most of the period, but not during the fourth quarter of 2018 when credit spreads widened significantly. The overweight position in corporate securities and structured securities (both RMBS and CMBS, as well as ABS) had a modest positive effect on Fund performance over the reporting period. With credit spreads tightening modestly during the
Annual Shareholder Report

reporting period, the overweight position in credit-sensitive holdings added value relative to the BB1-3GCI, which has a majority of its weighting in U.S. government securities.
SECURITY SELECTION
With regard to security selection, no single security added or subtracted more than 1 basis point of return compared against the BB1-3GCI during the reporting period. There were some marginally negative impacts from the allocation to floating-rate corporates, as these did not have the same price increase effect as was the case for fixed-rate securities from the same issuers when rates fell. While attribution analysis shows a negative security contribution effect on the Fund's return relative to the BB1-3GCI as a result, this effect should probably be considered more of an interest rate effect, since the floating-rate securities had a lower interest rate sensitivity than their fixed-rate counterparts. The real story, therefore, is that security selection effects were essentially a non-factor during the period under review. It must also be remembered that many of the securities owned in the portfolio are not in the BB1-3GCI (in the case of the Fund, these would consist of ABS, CMBS, RMBS and certain corporate holdings), making it necessary to consider the combination of both sector and security contribution when assessing the efficacy of a portfolio strategy through the use of attribution analysis.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BB1-3GCI.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the LSIGDFA.
3	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
4	High-yield, lower-rated securities generally entail greater market, credit default and liquidity risks, and may be more volatile than investment grade securities.
5	In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
7	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
8	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
9	The Fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Short-Term Income Fund from April 30, 2009 to April 30, 2019, compared to the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (BB1-3GCI),2 the Fund's broad-based securities market index, the 0-3 Year Composite Index which consists of 30% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 30% BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index, 20% BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index and 20% BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index (0-3C),3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of April 30, 2019
■	Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 4/30/2019
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class*	1 Year	5 Years	10 Years
Class A Shares	1.51%	0.67%	1.71%
Institutional Shares	3.21%	1.60%	2.56%
Service Shares	2.89%	1.42%	2.38%
Class R6 Shares[5]	3.11%	1.51%	2.40%
BB1-3GCI	3.37%	1.24%	1.55%
0-3C	3.62%	1.56%	2.56%
LSIGDFA	3.19%	1.40%	2.58%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*	Effective November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The BB1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BB1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a blended index of four separate indexes that are produced by Merrill Lynch, Pierce, Fenner & Smith and track various security types. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Fixed Rate Asset Backed Securities Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with an average life less than three years. The BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index is a subset of the BofA Merrill Lynch U.S. Treasury & Agency Index (which tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market) and includes all securities
Annual Shareholder Report

with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Mortgage Backed Securities Index (which tracks the performance of U.S. dollar-denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market) and includes all securities with an average life less than three years. The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4	The Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5	For the periods prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares, prior to its re-designation at the close of business on November 2, 2019, for each period, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In those periods, in accordance with SEC guidance, the R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	42.8%
Corporate Debt Securities	34.2%
Collateralized Mortgage Obligations	9.1%
U.S. Treasuries[3]	7.0%
Derivative Contracts[4,5]	0.0%
Foreign Government/Agency	0.2%
Adjustable Rate Mortgages	0.1%
Commercial Papers	0.4%
Mortgage-Backed Securities[4,6]	0.0%
Federated Bank Loan Core Fund	1.1%
Federated Mortgage Core Portfolio	2.3%
Federated Project and Trade Finance Core Fund	0.5%
High Yield Bond Portfolio	0.2%
Cash Equivalents[7]	1.3%
Other Assets and Liabilities—Net[8]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6.	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2019
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
$1,939		FHLMC ARM, 2.440%, 10/1/2030	$1,931
326,692		FHLMC ARM, 4.590%, 3/1/2033	339,752
4,130		FHLMC ARM, 5.328%, 11/1/2030	4,350
3,755		FHLMC ARM, 5.750%, 4/1/2030	3,806
		TOTAL	349,839
		Federal National Mortgage Association—0.1%
438,870		FNMA ARM, 2.306%, 8/1/2033	434,761
222,976		FNMA ARM, 2.851%, 5/1/2034	225,580
134,763		FNMA ARM, 2.878%, 4/1/2028	135,935
108,761		FNMA ARM, 3.005%, 10/1/2027	109,800
263,560		FNMA ARM, 3.797%, 5/1/2040	268,880
106,418		FNMA ARM, 3.797%, 5/1/2040	108,586
		TOTAL	1,283,542
		Government National Mortgage Association—0.0%
2,507		GNMA ARM, 3.375%, 1/20/2022	2,527
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,631,281)	1,635,908
		ASSET-BACKED SECURITIES—42.8%
		Auto Receivables—21.0%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	2,981,257
2,000,000	[1]	Ally Master Owner Trust 2018-3, Class A, 2.792% (1-month USLIBOR +0.320%), 7/15/2022	2,001,253
7,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.590%, 2/8/2022	7,063,708
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,024,119
5,136,205	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.709% (1-month USLIBOR +0.230%), 7/19/2021	5,135,397
6,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	6,034,190
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	5,051,086
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.792% (1-month USLIBOR +0.320%), 5/15/2023	4,502,188
5,000,000		BMW Vehicle Lease Trust 2018-1, Class A4, 3.360%, 3/21/2022	5,060,296
5,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.350%, 4/25/2022	4,985,810
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,886,060		California Republic Auto Receivables Trust 2016-1, Class A4, 2.240%, 10/15/2021	$5,871,082
3,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.520%, 5/16/2022	2,977,220
2,000,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.510%, 3/15/2023	1,994,584
2,000,000		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	2,005,654
3,000,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	3,022,883
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,324,308
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.710%, 5/15/2029	4,031,325
2,100,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	2,074,643
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4/15/2030	2,323,933
2,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	2,040,851
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,004,193
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,819,404
623,043	[1]	Chesapeake Funding LLC 2016 1A, Class A2, 3.622% (1-month USLIBOR +1.150%), 3/15/2028	623,778
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	993,498
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	995,744
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	998,725
901,521		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.190%, 7/15/2022	901,740
2,051,367		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	2,051,583
4,000,000		Drive Auto Receivables Trust 2018-3, Class B, 3.370%, 9/15/2022	4,009,349
455,107		Drive Auto Receivables Trust 2018-4, Class A2A, 2.780%, 10/15/2020	455,059
7,400,000		Drive Auto Receivables Trust 2019-1, Class A3, 3.180%, 10/17/2022	7,419,443
196,734		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.740%, 2/22/2022	196,302
3,000,000		Enterprise Fleet Financing LLC 2018-2 A2, Class A2, 3.140%, 2/20/2024	3,013,837
2,462,278		Fifth Third Auto Trust 2015-1, Class A4, 1.790%, 8/15/2022	2,461,415
1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.820%, 11/16/2026	1,900,644
10,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	10,102,895
6,000,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	6,032,923
1,501,704	[1]	GM Financial Automobile Leasing Trust 2018-1, Class A2B, 2.687% (1-month USLIBOR +0.200%), 4/20/2020	1,501,581
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.450%, 7/17/2023	2,482,464
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.770%, 7/17/2023	2,901,262
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,000,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	$3,063,644
5,863,530		GM Financial Securitized Term 2019-1, Class A2, 2.990%, 3/16/2022	5,877,000
9,025,000		General Motors 2016-1, Class C, 2.850%, 5/17/2021	9,024,788
1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.710%, 3/15/2024	1,485,469
9,000,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	9,058,573
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.960%, 8/15/2023	3,720,792
4,205,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.390%, 5/17/2021	4,195,672
2,000,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.460%, 7/15/2022	1,991,278
4,800,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.040%, 10/15/2021	4,822,720
4,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	4,025,503
4,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,013,389
9,600,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.010%, 1/17/2023	9,577,093
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.510%, 10/16/2023	2,197,791
4,000,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,022,567
4,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 3.172% (1-month USLIBOR +0.700%), 5/17/2021	4,000,609
2,550,000	[1]	Motor PLC 2017-1A, Class A1, 3.006% (1-month USLIBOR +0.530%), 9/25/2024	2,548,893
7,000,000	[1]	Navistar Financial Dealer Note 2017-1, Class A, 3.256% (1-month USLIBOR +0.780%), 6/27/2022	7,005,668
2,000,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class B, 3.276% (1-month USLIBOR +0.800%), 9/25/2023	2,002,730
2,250,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class C, 3.526% (1-month USLIBOR +1.050%), 9/25/2023	2,255,156
2,341,000	[1]	Navistar Financial Dealer Note Master Trust 2018-1, Class D, 4.026% (1-month USLIBOR +1.550%), 9/25/2023	2,346,696
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 3.322% (1-month USLIBOR +0.850%), 4/18/2022	5,015,938
4,000,000	[1]	Nextgear Floorplan Master Owner Trust 2018-2A, Class A1, 3.072% (1-month USLIBOR +0.600%), 10/15/2023	4,003,605
4,350,000		Nextgear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,382,337
1,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	1,002,878
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	$2,618,110
4,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	4,006,432
3,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	3,002,646
2,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,992,072
2,980,519		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.040%, 4/26/2021	2,968,142
5,371,866	[1]	Securitized Term Auto Receivables Trust 2018-2A, Class A2B, 2.686% (1-month USLIBOR +0.210%), 2/25/2021	5,366,459
2,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	2,006,655
10,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,069,718
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	1,983,114
3,545,693		World Omni Auto Receivables Trust 2018-C, Class A2, 2.800%, 1/18/2022	3,549,420
2,090,003		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.850%, 1/15/2022	2,089,059
6,000,000		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.480%, 8/15/2022	5,970,620
4,000,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	4,028,551
4,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	4,030,352
		TOTAL	287,693,765
		Credit Card—14.3%
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 2.972% (1-month USLIBOR +0.500%), 12/15/2021	5,000,559
6,250,000		American Express Credit Account Master Trust 2017-6, Class B, 2.200%, 5/15/2023	6,190,727
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 3.022% (1-month USLIBOR +0.550%), 12/15/2025	9,928,681
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 3.042% (1-month USLIBOR +0.570%), 2/17/2026	3,005,920
13,000,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	13,158,813
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.862% (1-month USLIBOR +0.390%), 10/15/2021	5,000,396
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.950%, 8/15/2022	$4,977,054
1,000,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.772% (1-month USLIBOR +0.300%), 5/15/2023	1,001,557
10,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 2.802% (1-month USLIBOR +0.330%), 7/15/2024	9,976,688
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 3.102% (1-month USLIBOR +0.630%), 2/15/2024	8,066,468
2,200,000	[1]	Cards II Trust 2017-2A, Class A, 2.732% (1-month USLIBOR +0.260%), 10/17/2022	2,200,296
6,700,000	[1]	Cards II Trust 2018-1A, Class A, 2.822% (1-month USLIBOR +0.350%), 4/17/2023	6,703,762
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.672% (1-month USLIBOR +0.200%), 4/17/2023	4,001,054
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.817% (1-month USLIBOR +0.330%), 1/20/2025	6,996,131
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.813% (1-month USLIBOR +0.340%), 6/7/2025	6,972,537
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.832% (1-month USLIBOR +0.360%), 4/15/2025	5,004,783
4,000,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 2.862% (1-month USLIBOR +0.390%), 3/15/2026	3,989,974
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.950%, 3/15/2023	3,019,292
3,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.822% (1-month USLIBOR +0.350%), 7/15/2022	3,003,545
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,029,234
4,000,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,023,001
6,000,000	[1]	First National Master Note Trust 2018-1, Class A, 2.932% (1-month USLIBOR +0.460%), 10/15/2024	6,002,397
3,250,000		Golden Credit Card Trust 2016-5A, Class A, 1.600%, 9/15/2021	3,237,498
8,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.980%, 4/15/2022	7,952,539
7,700,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 2.992% (1-month USLIBOR +0.520%), 7/15/2024	7,721,443
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	2,845,106
5,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.872% (1-month USLIBOR +0.400%), 7/15/2022	4,994,193
5,000,000		Master Credit Card Trust 2017-1A, Class C, 3.060%, 7/21/2021	4,988,344
6,000,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.977% (1-month USLIBOR +0.490%), 7/21/2024	5,993,476
2,000,000	[1]	Master Credit Card Trust 2018-3A, Class A, 2.827% (1-month USLIBOR +0.340%), 1/21/2022	2,001,330
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$5,000,000	[1]	Master Credit Card Trust 2019-1A, Class A, 2.967% (1-month USLIBOR +0.480%), 7/21/2022	$5,012,895
6,000,000	[1]	Penarth Master Issuer 2018-2A, Class A1, 2.929% (1-month USLIBOR +0.450%), 9/18/2022	5,995,815
1,500,000	[1]	Trillium Credit Card Trust II 2018-1A, Class A, 2.733% (1-month USLIBOR +0.250%), 2/27/2023	1,499,863
10,000,000	[1]	Trillium Credit Card Trust II 2018-2A, Class A, 2.833% (1-month USLIBOR +0.350%), 9/26/2023	10,011,177
2,174,000		Trillium Credit Card Trust II 2019-1A, Class B, 3.522%, 1/26/2024	2,182,774
6,305,000		Trillium Credit Card Trust II 2019-1A, Class C, 3.915%, 1/26/2024	6,330,191
2,064,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	2,072,330
		TOTAL	196,091,843
		Equipment Lease—3.0%
1,397,333		CLI Funding LLC 2013-1A, Class Note, 2.830%, 3/18/2028	1,382,588
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,052,059
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,754,179
1,030,402		Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	1,030,507
510,000		Dell Equipment Finance Trust 2017-1, Class D, 3.440%, 4/24/2023	509,191
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,047,045
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,007,197
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,001,818
2,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	2,704,827
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,051,881
3,949,980		MMAF Equipment Finance LLC 2018-A, Class A2, 2.920%, 7/12/2021	3,953,393
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,688,528
2,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.972% (1-month USLIBOR +0.500%), 11/15/2022	2,507,210
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.992% (1-month USLIBOR +0.520%), 7/17/2023	4,015,118
		TOTAL	41,705,541
		Home Equity Loan—0.1%
198,288	[1]	Carrington Mortgage Loan Trust, Class A3, 2.656% (1-month USLIBOR +0.180%), 2/25/2036	198,054
9,121	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.952% (1-month USLIBOR +0.480%), 1/15/2028	7,706
2,117,771		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	529,434
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$89,788	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.496% (1-month USLIBOR +1.020%), 11/25/2034	$88,983
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	14,640
		TOTAL	838,817
		Other—4.3%
639,022	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.570% (3-month USLIBOR +0.800%), 2/25/2043	641,983
1,490,520	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 3.156% (1-month USLIBOR +0.680%), 10/25/2035	1,493,068
475,369	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.666% (1-month USLIBOR +0.190%), 3/25/2067	475,304
2,648,038		Navient Student Loan Trust 2018-A, Class A1, 2.530%, 2/18/2042	2,645,242
2,699,113	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.822% (1-month USLIBOR +0.350%), 12/15/2059	2,699,241
5,000,000		PFS Financing Corp. 2016-BA, Class B, 2.280%, 10/15/2021	4,968,024
2,900,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.872% (1-month USLIBOR +0.400%), 2/15/2022	2,901,019
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	3,998,894
4,250,000		PFS Financing Corp. 2018-F, Class B, 3.770%, 10/16/2023	4,325,077
2,609,238		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	2,639,500
713,843	[1]	SLM Student Loan Trust 2011-2, Class A1, 3.076% (1-month USLIBOR +0.600%), 11/25/2027	716,941
4,055,000		SLM Student Loan Trust 2013-B, Class B, 3.000%, 5/16/2044	4,065,275
1,386,443	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.872% (1-month USLIBOR +1.400%), 10/15/2031	1,389,052
405,311	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.622% (1-month USLIBOR +1.150%), 1/15/2026	405,743
2,522,297	[1]	SMB Private Education Loan Trust 2018-C, Class A1, 2.772% (1-month USLIBOR +0.300%), 9/15/2025	2,524,772
874,729	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 3.176% (1-month USLIBOR +0.700%), 3/26/2040	878,996
1,279,224	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.976% (1-month USLIBOR +0.500%), 11/26/2040	1,282,096
2,275,816		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.050%, 1/25/2041	2,264,886
779,031	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 2.826% (1-month USLIBOR +0.350%), 2/25/2042	778,171
1,568,336		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	1,576,401
3,779,099		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	3,784,769
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$2,000,000		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	$2,003,811
1,154,334		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,157,165
490,620		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	490,414
1,574,019		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.550%, 2/25/2027	1,569,690
2,075,645	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 3.226% (1-month USLIBOR +0.750%), 9/25/2056	2,068,869
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,102,036
		TOTAL	59,846,439
		Rate Reduction Bond—0.1%
1,324,958		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	1,378,566
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $587,978,249)	587,554,971
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.1%
		Commercial Mortgage—4.0%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 3.722% (1-month USLIBOR +1.250%), 7/15/2035	4,996,804
5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.872% (1-month USLIBOR +1.400%), 11/15/2036	5,000,170
4,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 3.517% (1-month USLIBOR +1.030%), 11/19/2035	4,002,563
5,200,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 3.837% (1-month USLIBOR +1.350%), 11/19/2035	5,204,962
1,291,592		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	1,277,967
218,366		GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	219,077
8,600,000	[1]	GS Mortgage Securities Trust 2014-GC24, Class B, 3.672% (1-month USLIBOR +1.200%), 11/15/2035	8,567,814
3,000,000	[1]	GS Mortgage Securities Trust 2018-FBLU, Class A, 3.423% (1-month USLIBOR +0.950%), 11/15/2035	2,996,309
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 3.272% (1-month USLIBOR +0.790%), 4/10/2046	5,024,290
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.673% (1-month USLIBOR +1.200%), 6/15/2045	5,050,958
12,800,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.523% (1-month USLIBOR +1.050%), 7/15/2046	12,928,294
		TOTAL	55,269,208
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—0.1%
$34		Federal Home Loan Mortgage Corp. REMIC, Series 141, Class D, 5.000%, 5/15/2021	$34
1,548		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	1,586
10,923		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	11,823
36,579		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	37,105
33,626		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	34,175
27,304		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	28,417
731,297	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 2.772% (1-month USLIBOR +0.300%), 2/15/2036	727,458
86,289	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 2.932% (1-month USLIBOR +0.460%), 2/15/2034	86,410
242,140	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 2.872% (1-month USLIBOR +0.400%), 7/15/2036	241,613
112,577	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 3.222% (1-month USLIBOR +0.750%), 7/15/2036	113,802
373,901	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 3.382% (1-month USLIBOR +0.910%), 7/15/2037	379,423
188,747	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KGRP, Class A, 2.874% (1-month USLIBOR +0.380%), 4/25/2020	188,732
104,516		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	120,272
		TOTAL	1,970,850
		Federal National Mortgage Association—0.4%
2,294		Federal National Mortgage Association REMIC, Series 1990-28, Class X, 9.000%, 3/25/2020	2,324
324		Federal National Mortgage Association REMIC, Series 1991-141, Class PZ, 8.000%, 10/25/2021	338
7,534		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	7,841
8,857	[1]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year CMT +48.285%), Maximum Rate 9.749%, 7/25/2023	9,455
770	[1]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month CMT +0.700%), 10/25/2023	780
3,150		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	3,272
92,187		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	98,835
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$45,933	[1]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 2.976% (1-month USLIBOR +0.500%), 9/25/2032	$46,129
9,591		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	9,785
4,162		Federal National Mortgage Association REMIC, Series 2003-49, Class JE, 3.000%, 4/25/2033	4,144
193,646	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.906% (1-month USLIBOR +0.430%), 6/25/2036	193,689
837,633	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.926% (1-month USLIBOR +0.450%), 7/25/2037	837,915
120,659	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 3.476% (1-month USLIBOR +1.000%), 6/25/2037	123,606
33,433	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 3.276% (1-month USLIBOR +0.800%), 5/25/2039	33,582
265,986	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 3.326% (1-month USLIBOR +0.850%), 4/25/2037	270,172
381,083	[1]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 3.016% (1-month USLIBOR +0.540%), 7/25/2037	382,444
725,580	[1]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 2.926% (1-month USLIBOR +0.450%), 3/25/2041	725,117
2,791,293	[1]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 2.876% (1-month USLIBOR +0.400%), 2/25/2042	2,784,949
319		Federal National Mortgage Association REMIC, Series G92-44, Class ZQ, 8.000%, 7/25/2022	333
6,813		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	7,066
14,487	[1]	Federal National Mortgage Association, Class FB, 2.976% (1-month USLIBOR +0.500%), 8/25/2039	14,522
		TOTAL	5,556,298
		Government Agency—0.1%
699,844		FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	690,362
333,004	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.929% (1-month USLIBOR +0.450%), 1/8/2020	332,879
		TOTAL	1,023,241
		Government National Mortgage Association—0.7%
4,099,993	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 3.021% (1-month USLIBOR +0.540%), 7/20/2063	4,103,950
4,990,029	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 3.031% (1-month USLIBOR +0.550%), 7/20/2063	4,995,571
		TOTAL	9,099,521
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—3.8%
$6,108		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.927%, 3/25/2033	$6,187
8,192		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	8,436
8,901,546	[1]	Gosforth Funding PLC 2018-1A, Class A1, 3.101% (3-month USLIBOR +0.450%), 8/25/2060	8,895,306
3,011,429	[1]	Holmes Master Issuer PLC 2018-1A, Class A2, 2.956% (3-month USLIBOR +0.360%), 10/15/2054	3,009,010
6,500,000	[1]	Holmes Master Issuer PLC 2018-2A, Class A2, 3.016% (3-month USLIBOR +0.420%), 10/15/2054	6,491,830
4,560,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 3.083% (3-month USLIBOR +0.420%), 12/22/2069	4,550,611
4,400,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 3.083% (3-month USLIBOR +0.420%), 12/22/2069	4,390,364
5,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.976% (3-month USLIBOR +0.380%), 7/15/2058	4,994,400
168,772		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.260%, 9/25/2034	167,379
2,610,387		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,471,611
1,160,314		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,098,640
2,115,905		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,003,494
3,255,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 3.141% (3-month USLIBOR +0.550%), 1/21/2070	3,257,200
9,680,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.981% (3-month USLIBOR +0.390%), 1/21/2070	9,656,710
94,048		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	100,376
393,849	[1]	Washington Mutual 2006-AR15, Class 1A, 3.285% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	355,216
440,906	[1]	Washington Mutual 2006-AR17, Class 1A, 3.216% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	406,207
36,983		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.865%, 7/25/2034	36,262
		TOTAL	51,899,239
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $124,956,679)	124,818,357
		CORPORATE BONDS—34.2%
		Basic Industry - Chemicals—0.4%
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.200%, 5/1/2020	4,986,050
		Capital Goods - Aerospace & Defense—0.4%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.080%, 10/15/2020	2,663,036
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	$2,332,922
		TOTAL	4,995,958
		Capital Goods - Construction Machinery—0.1%
2,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,037,820
		Capital Goods - Diversified Manufacturing—0.2%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	2,966,514
		Communications - Cable & Satellite—0.6%
4,170,000	[1]	Comcast Corp., Sr. Unsecd. Note, 3.226% (3-month USLIBOR +0.630%), 4/15/2024	4,183,759
3,570,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 10/1/2021	3,637,588
		TOTAL	7,821,347
		Communications - Media & Entertainment—0.2%
1,330,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.200%, 9/20/2019	1,326,478
870,000		Fox Corp, Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	888,380
		TOTAL	2,214,858
		Communications - Telecom Wireless—0.7%
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.591% (3-month USLIBOR +0.990%), 1/16/2024	9,950,520
		Communications - Telecom Wirelines—0.5%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.776% (3-month USLIBOR +1.180%), 6/12/2024	4,019,608
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.384% (3-month USLIBOR +0.770%), 6/17/2019	3,002,812
		TOTAL	7,022,420
		Consumer Cyclical - Automotive—3.6%
1,910,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.874% (3-month USLIBOR +0.260%), 6/16/2020	1,913,848
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.907% (3-month USLIBOR +0.210%), 2/12/2021	3,999,717
1,820,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 1.500%, 7/5/2019	1,815,849
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.113% (3-month USLIBOR +0.450%), 2/22/2021	1,997,042
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.262% (3-month USLIBOR +0.530%), 5/5/2020	2,652,615
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,034,140
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.592% (3-month USLIBOR +1.000%), 1/9/2020	5,005,555
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 5/9/2019	4,999,760
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.650%, 4/13/2020	$2,993,373
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.146% (3-month USLIBOR +1.550%), 1/14/2022	3,654,046
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.150%, 9/28/2020	2,962,126
5,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 3.242% (3-month USLIBOR +0.630%), 9/21/2021	4,970,630
3,000,000		Toyota Motor Corp., Sr. Unsecd. Note, 3.183%, 7/20/2021	3,041,550
1,500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	1,513,124
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.271% (3-month USLIBOR +0.690%), 1/11/2022	5,058,050
		TOTAL	49,611,425
		Consumer Cyclical - Retailers—1.3%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	1,412,858
1,335,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.108% (3-month USLIBOR +0.500%), 12/13/2019	1,334,512
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,937,710
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.320% (3-month USLIBOR +0.720%), 3/9/2021	2,028,774
4,460,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.288% (3-month USLIBOR +0.700%), 4/17/2020	4,460,381
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.800%, 6/5/2020	3,965,838
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	1,019,094
		TOTAL	18,159,167
		Consumer Cyclical - Services—0.6%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.900%, 8/21/2020	1,488,907
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,883,005
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,801,706
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,570,820
		TOTAL	8,744,438
		Consumer Non-Cyclical - Food/Beverage—2.5%
1,500,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,550,390
2,875,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.383% (3-month USLIBOR +0.700%), 11/15/2021	2,877,421
3,530,000		Danone SA, Sr. Unsecd. Note, 144A, 1.691%, 10/30/2019	3,508,718
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.598% (3-month USLIBOR +1.010%), 10/17/2023	1,402,355
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$4,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.117% (3-month USLIBOR +0.420%), 8/9/2019	$4,001,544
1,000,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,008,229
6,180,000		Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 3.551%, 5/25/2021	6,253,148
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	5,967,110
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.450%, 7/15/2019	1,276,810
2,060,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.700%, 1/31/2020	2,062,455
5,000,000		Tyson Foods, Inc., 2.650%, 8/15/2019	5,002,322
		TOTAL	34,910,502
		Consumer Non-Cyclical - Health Care—0.3%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.637% (3-month USLIBOR +1.030%), 6/6/2022	4,530,637
		Consumer Non-Cyclical - Pharmaceuticals—1.9%
6,000,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	6,028,093
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 3.220% (3-month USLIBOR +0.620%), 6/10/2022	4,992,371
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.620% (3-month USLIBOR +1.010%), 12/15/2023	4,488,271
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,413,753
1,400,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.850%, 9/20/2019	1,395,526
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,401,360
2,940,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 1.700%, 7/19/2019	2,933,440
		TOTAL	25,652,814
		Energy - Integrated—0.7%
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 3.632% (3-month USLIBOR +0.950%), 5/16/2021	5,081,145
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,212,772
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,816,852
		TOTAL	10,110,769
		Energy - Midstream—0.9%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,443,743
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,272,020
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.876% (3-month USLIBOR +1.280%), 1/15/2023	6,033,376
		TOTAL	11,749,139
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.2%
$2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	$2,432,896
		Financial Institution - Banking—10.5%
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.750%, 11/15/2019	1,999,038
1,400,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	1,415,671
5,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, 144A, 3.142% (3-month USLIBOR +0.460%), 5/17/2021	5,012,967
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.581% (3-month USLIBOR +1.000%), 4/24/2023	4,042,478
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.971% (3-month USLIBOR +0.380%), 1/23/2022	1,998,089
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,516,199
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	3,880,057
2,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 2.878% (3-month USLIBOR +0.250%), 8/28/2020	2,000,981
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series G, 2.150%, 2/24/2020	3,986,078
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	2,022,581
3,000,000		Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.350%, 1/31/2020	2,990,484
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.047% (3-month USLIBOR +0.350%), 2/12/2021	3,002,660
3,335,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	3,351,667
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,917,099
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.536% (3-month USLIBOR +0.930%), 6/7/2019	1,000,972
2,830,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.155% (3-month USLIBOR +0.540%), 3/2/2020	2,837,057
1,945,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	1,963,830
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.330% (3-month USLIBOR +0.730%), 6/11/2021	4,152,254
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 3.198% (3-month USLIBOR +0.590%), 9/27/2019	2,785,208
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.362% (3-month USLIBOR +0.780%), 10/31/2022	5,004,787
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.401% (3-month USLIBOR +0.750%), 2/23/2023	1,992,742
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.682% (3-month USLIBOR +1.000%), 5/18/2024	9,999,052
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	$1,109,155
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.150% (3-month USLIBOR +0.550%), 3/9/2021	3,007,292
2,000,000	[1]	JPMorgan Chase Bank, N.A., Series BKNT, 3.030% (Secured Overnight Financing Rate +0.550%), 10/19/2020	2,001,262
2,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.856% (3-month USLIBOR +0.230%), 9/1/2020	2,001,386
4,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.869% (3-month USLIBOR +0.290%), 2/1/2021	4,002,174
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,494,042
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 3.303% (3-month USLIBOR +0.610%), 5/18/2022	2,998,645
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.266% (3-month USLIBOR +0.640%), 12/1/2021	1,496,599
6,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.247% (3-month USLIBOR +0.550%), 2/10/2021	6,008,805
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.000%, 5/19/2020	745,329
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/22/2021	2,993,279
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,845,212
4,630,000		Regions Financial Corp., Sr. Unsecd. Note, 3.800%, 8/14/2023	4,774,815
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 3.309% (3-month USLIBOR +0.730%), 2/1/2022	4,041,301
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,150,908
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.590%, 1/29/2021	2,930,809
3,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 3.165% (3-month USLIBOR +0.590%), 8/2/2022	2,998,660
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 3.030% (3-month USLIBOR +0.430%), 6/11/2021	6,029,072
9,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.931% (3-month USLIBOR +0.290%), 5/21/2021	9,010,882
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.062% (3-month USLIBOR +0.480%), 10/28/2019	2,003,850
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.600%, 1/15/2021	2,994,827
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.906% (3-month USLIBOR +0.310%), 1/15/2021	3,006,617
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.960% (Secured Overnight Financing Rate +0.480%), 3/25/2020	$3,006,468
		TOTAL	143,523,340
		Financial Institution - Broker/Asset Mgr/Exchange—0.4%
5,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.009% (3-month USLIBOR +0.430%), 11/1/2021	5,018,928
		Financial Institution - Finance Companies—0.2%
1,820,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,871,540
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,502,889
		TOTAL	3,374,429
		Financial Institution - Insurance - Health—0.2%
2,360,000	[1]	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 3.264% (3-month USLIBOR +0.650%), 9/17/2021	2,360,788
		Financial Institution - Insurance - Life—1.8%
2,000,000		MET Life Global Funding I, 144A, 1.750%, 9/19/2019	1,993,162
2,380,000	[1]	MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.050% (Secured Overnight Financing Rate +0.570%), 9/7/2020	2,379,268
1,190,000		MET Life Global Funding I, Sec. Fac. Bond, 144A, 3.375%, 1/11/2022	1,209,296
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.950%, 9/22/2020	1,983,253
4,000,000		Met Life Real Estate Investments, Sec. Fac. Bond, 144A, 3.450%, 10/9/2021	4,072,272
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.000%, 4/9/2020	2,982,872
3,750,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 2.751% (3-month USLIBOR +0.160%), 10/1/2020	3,754,354
3,750,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	3,773,735
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 3.120% (3-month USLIBOR +0.520%), 6/10/2022	3,010,282
		TOTAL	25,158,494
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 3.506% (3-month USLIBOR +0.910%), 7/15/2027	861,597
		Financial Institution - REIT - Office—0.0%
230,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	239,809
		Other—0.0%
62,171	[1,2]	Carlyle Global Market Strategies, 4.601% (3-month USLIBOR +2.000%), 7/15/2019	62,171
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—2.3%
$7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, 3.034% (3-month USLIBOR +0.300%), 5/6/2019	$7,000,436
5,000,000		Automatic Data Processing, Inc., 2.250%, 9/15/2020	4,985,522
2,500,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	2,529,218
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 3.553% (3-month USLIBOR +0.870%), 8/15/2021	4,533,354
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,603,772
5,000,000		IBM Credit Corp., Sr. Unsecd. Note, 3.600%, 11/30/2021	5,106,473
1,500,000		Keysight Technologies, Inc., 3.300%, 10/30/2019	1,504,215
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	3,345,599
		TOTAL	31,608,589
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.800%, 2/1/2020	1,291,289
		Transportation - Services—0.8%
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	2,938,071
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,563,571
820,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	831,065
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 6/1/2021	1,949,428
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,073,092
		TOTAL	11,355,227
		Utility - Electric—2.2%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,477,974
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.150%, 11/13/2020	2,973,881
1,500,000		Berkshire Hathaway Energy Co., 2.400%, 2/1/2020	1,497,427
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.000%, 3/15/2020	1,987,833
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 3.001% (3-month USLIBOR +0.400%), 6/25/2021	5,007,242
581,250		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.100%, 12/15/2019	579,757
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,044,357
525,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 3.258% (3-month USLIBOR +0.650%), 3/27/2020	525,101
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.500%, 11/1/2019	2,083,579
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	$1,911,787
1,130,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, Series H, 3.342%, 9/1/2020	1,139,698
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.600%, 11/15/2019	1,838,937
1,440,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 3.100%, 3/8/2022	1,451,198
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,195,056
		TOTAL	29,713,827
		Utility - Natural Gas—0.5%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 3.096% (3-month USLIBOR +0.500%), 1/15/2021	2,877,893
4,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.958% (3-month USLIBOR +0.275%), 11/15/2019	4,005,026
		TOTAL	6,882,919
		TOTAL CORPORATE BONDS (IDENTIFIED COST $468,035,228)	469,348,681
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
9		Federal Home Loan Mortgage Corp., Pool A01858, 8.500%, 7/1/2021	10
2,637		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	2,730
		TOTAL	2,740
		Federal National Mortgage Association—0.0%
42,692		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	48,588
		Government National Mortgage Association—0.0%
8,638		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	9,190
4,886		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	5,460
		TOTAL	14,650
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,550)	65,978
		FOREIGN GOVERNMENT/AGENCY—0.2%
		Sovereign—0.2%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,997,197)	2,939,370
		U.S. TREASURY—7.0%
		U.S. Treasury Notes—7.0%
75,000,000	[3]	United States Treasury Note, 2.375%, 2/29/2024	75,352,650
Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$20,000,000		United States Treasury Note, 2.500%, 2/28/2026	$20,140,884
		TOTAL U.S. TREASURY (IDENTIFIED COST $95,081,495)	95,493,534
	[4]	COMMERCIAL PAPER—0.4%
		Consumer Cyclical - Automotive—0.4%
6,000,000		Ford Motor Credit Co. LLC, 4.232%, 1/3/2020 (IDENTIFIED COST $5,832,863)	5,862,732
		INVESTMENT COMPANIES—5.4%
1,559,909		Federated Bank Loan Core Fund	15,536,695
17,017,860		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[5]	17,021,264
3,261,988		Federated Mortgage Core Portfolio	31,641,279
819,482		Federated Project and Trade Finance Core Fund	7,391,727
339,891		High Yield Bond Portfolio	2,134,516
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $76,364,585)	73,725,481
		TOTAL INVESTMENT IN SECURITIES-99.2% (IDENTIFIED COST $1,362,939,127)[6]	1,361,445,012
		OTHER ASSETS AND LIABILITIES-NET—0.8%[7]	10,379,416
		TOTAL NET ASSETS—100%	$1,371,824,428
At April 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[8]United States Treasury Note 2-Year Long Futures	400	$85,203,125	June 2019	$266,252
[8]United States Treasury Note 5-Year Long Futures	500	$57,820,313	June 2019	$429,351
[8]United States Treasury Note 10-Year Long Futures	200	$24,734,375	June 2019	$215,938
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$911,541
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
Affiliates	Balance of Shares Held 4/30/2018	Purchases/ Additions	Sales/ Reductions
Federated Bank Loan Core Fund	4,579,140	218,150	(3,237,381)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	33,501,761	738,193,518	(754,677,419)
Federated Mortgage Core Portfolio	3,154,187	107,801	—
Federated Project and Trade Finance Core Fund	781,140	38,342	—
High Yield Bond Portfolio	319,034	20,857	—
TOTAL OF AFFILIATED TRANSACTIONS	42,335,262	738,578,668	(757,914,800)
Annual Shareholder Report

Balance of Shares Held 4/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
1,559,909	$15,536,695	$(310,051)	$(821,089)	$2,172,156
17,017,860	$17,021,264	$(321)	$17,888	$1,188,745
3,261,988	$31,641,279	$486,199	$—	$1,032,522
819,482	$7,391,727	$(32,860)	$—	$347,411
339,891	$2,134,516	$15,052	$—	$129,504
22,999,130	$73,725,481	$158,019	$(803,201)	$4,870,338
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $1,364,478,665.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,635,908	$—	$1,635,908
Asset-Backed Securities	—	587,540,331	14,640	587,554,971
Collateralized Mortgage Obligations	—	124,818,357	—	124,818,357
Corporate Bonds	—	469,286,510	62,171	469,348,681
Mortgage-Backed Securities	—	65,978	—	65,978
Foreign Government/Agency	—	2,939,370	—	2,939,370
U.S. Treasury	—	95,493,534	—	95,493,534
Commercial Paper	—	5,862,732	—	5,862,732
Investment Companies[1]	17,021,264	—	—	73,725,481
TOTAL SECURITIES	$17,021,264	$1,287,642,720	$76,811	$1,361,445,012
Other Financial Instruments[2]
Assets	$911,541	$—	$—	$911,541
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$911,541	$—	$—	$911,541
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $56,704,217 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Note
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.44	$8.51	$8.50	$8.56	$8.59
Income From Investment Operations:
Net investment income (loss)	0.17	0.11	0.07	0.06	0.05[1]
Net realized and unrealized gain (loss)	0.05	(0.07)	0.01	(0.06)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.22	0.04	0.08	0.00[2]	0.03
Less Distributions:
Distributions from net investment income	(0.17)	(0.11)	(0.07)	(0.06)	(0.06)
Net Asset Value, End of Period	$8.49	$8.44	$8.51	$8.50	$8.56
Total Return[3]	2.59%	0.47%	0.95%	0.03%	0.36%
Ratios to Average Net Assets:
Net expenses	0.96%	1.11%	1.10%	1.10%	1.10%
Net investment income	1.99%	1.28%	0.82%	0.69%	0.63%
Expense waiver/reimbursement[4]	0.14%	0.28%	0.24%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,807	$52,740	$59,738	$77,009	$77,164
Portfolio turnover	40%	28%	34%	15%	10%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2019[1]	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.44	$8.51	$8.50	$8.56	$8.59
Income From Investment Operations:
Net investment income (loss)	0.22	0.17	0.13	0.12	0.12[2]
Net realized and unrealized gain (loss)	0.05	(0.07)	0.01	(0.05)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.10	0.14	0.07	0.10
Less Distributions:
Distributions from net investment income	(0.22)	(0.17)	(0.13)	(0.13)	(0.13)
Net Asset Value, End of Period	$8.49	$8.44	$8.51	$8.50	$8.56
Total Return[3]	3.21%	1.22%	1.71%	0.79%	1.11%
Ratios to Average Net Assets:
Net expenses	0.37%	0.36%	0.35%	0.35%	0.35%
Net investment income	2.59%	2.04%	1.57%	1.44%	1.37%
Expense waiver/reimbursement[4]	0.14%	0.27%	0.24%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$844,119	$438,235	$403,852	$515,604	$404,485
Portfolio turnover	40%	28%	34%	15%	10%
1	Prior to November 2, 2018, Institutional Shares were designated as Class Y Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2019[1]	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.44	$8.51	$8.50	$8.56	$8.59
Income From Investment Operations:
Net investment income (loss)	0.20	0.16	0.12	0.11	0.10[2]
Net realized and unrealized gain (loss)	0.04	(0.07)	0.01	(0.06)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.09	0.13	0.05	0.08
Less Distributions:
Distributions from net investment income	(0.20)	(0.16)	(0.12)	(0.11)	(0.11)
Net Asset Value, End of Period	$8.48	$8.44	$8.51	$8.50	$8.56
Total Return[3]	2.89%	1.09%	1.57%	0.63%	0.94%
Ratios to Average Net Assets:
Net expenses	0.57%	0.48%	0.49%	0.52%	0.52%
Net investment income	2.37%	1.91%	1.46%	1.27%	1.20%
Expense waiver/reimbursement[4]	0.11%	0.20%	0.22%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$372,876	$417,673	$478,362	$400,918	$664,167
Portfolio turnover	40%	28%	34%	15%	10%
1	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,		Period Ended 4/30/2017[1]
	2019	2018
Net Asset Value, Beginning of Period	$8.45	$8.51	$8.49
Income From Investment Operations:
Net investment income (loss)	0.22	0.17	0.07
Net realized and unrealized gain (loss)	0.04	(0.06)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.26	0.11	0.06
Less Distributions:
Distributions from net investment income	(0.22)	(0.17)	(0.04)
Net Asset Value, End of Period	$8.49	$8.45	$8.51
Total Return[2]	3.11%	1.35%	0.72%
Ratios to Average Net Assets:
Net expenses	0.34%	0.35%	0.33%[3]
Net investment income	2.66%	2.19%	1.34%[3]
Expense waiver/reimbursement[4]	0.10%	0.20%	0.40%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$68,022	$13,637	$0.00[5]
Portfolio turnover	40%	28%	34%[6]
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2019
Assets:
Investment in securities, at value including $73,725,481 of investment in affiliated holdings (identified cost $1,362,939,127)		$1,361,445,012
Cash		1,832
Cash denominated in foreign currencies (identified cost $547)		509
Income receivable		4,079,471
Income receivable from affiliated holdings		262,584
Receivable for shares sold		16,622,021
Receivable for daily variation margin on futures contracts		165,657
TOTAL ASSETS		1,382,577,086
Liabilities:
Payable for investments purchased	$8,435,072
Payable for shares redeemed	1,562,280
Income distribution payable	413,919
Payable for investment adviser fee (Note 5)	7,559
Payable for administrative fees (Note 5)	2,949
Payable for distribution services fee (Note 5)	13,264
Payable for other service fees (Notes 2 and 5)	123,593
Accrued expenses (Note 5)	194,022
TOTAL LIABILITIES		10,752,658
Net assets for 161,650,905 shares outstanding		$1,371,824,428
Net Assets Consist of:
Paid-in capital		$1,381,189,029
Total distributable earnings (loss)		(9,364,601)
TOTAL NET ASSETS		$1,371,824,428
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($86,807,376 ÷ 10,226,875 shares outstanding), no par value, unlimited shares authorized	$8.49
Offering price per share (100/99.00 of $8.49)	$8.58
Redemption proceeds per share	$8.49
Institutional Shares:
Net asset value per share ($844,118,616 ÷ 99,459,294 shares outstanding), no par value, unlimited shares authorized	$8.49
Offering price per share	$8.49
Redemption proceeds per share	$8.49
Service Shares:
Net asset value per share ($372,876,238 ÷ 43,952,866 shares outstanding), no par value, unlimited shares authorized	$8.48
Offering price per share	$8.48
Redemption proceeds per share	$8.48
Class R6 Shares:
Net asset value per share ($68,022,198 ÷ 8,011,870 shares outstanding), no par value, unlimited shares authorized	$8.49
Offering price per share	$8.49
Redemption proceeds per share	$8.49
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2019
Investment Income:
Interest			$32,863,260
Dividends received from affiliated holdings*			4,870,338
TOTAL INCOME			37,733,598
Expenses:
Investment adviser fee (Note 5)		$4,015,330
Administrative fee (Note 5)		1,025,048
Custodian fees		58,526
Transfer agent fee (Note 2)		785,843
Directors'/Trustees' fees (Note 5)		10,498
Auditing fees		29,600
Legal fees		12,827
Portfolio accounting fees		190,476
Distribution services fee (Note 5)		189,624
Other service fees (Notes 2 and 5)		890,969
Share registration costs		174,982
Printing and postage		74,329
Miscellaneous (Note 5)		30,104
TOTAL EXPENSES		7,488,156
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,354,526)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(267,590)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,622,116)
Net expenses			5,866,040
Net investment income			$31,867,558
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(803,201) on sales of investments in affiliated holdings*)	$(475,736)
Net realized gain on foreign currency transactions	627
Net realized gain on futures contracts	298,766
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $158,019 on investments in affiliated holdings*)	6,750,285
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(38)
Net change in unrealized depreciation of futures contracts	941,130
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7,515,034
Change in net assets resulting from operations	$39,382,592
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended April 30	2019	2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,867,558	$18,471,361
Net realized loss	(176,343)	(2,721,248)
Net change in unrealized appreciation/depreciation	7,691,377	(4,983,337)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,382,592	10,766,776
Distributions to Shareholders (Note 2):
Class A Shares	(1,070,967)	(722,711)
Institutional Shares[1]	(19,766,794)	(8,693,684)
Service Shares[2]	(9,472,426)	(8,319,743)
Service Shares[2]	(286,084)	(651,142)
Class R6 Shares	(1,201,667)	(122,191)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,797,938)	(18,509,471)
Share Transactions:
Proceeds from sale of shares	1,007,758,293	456,081,586
Net asset value of shares issued to shareholders in payment of distributions declared	27,213,524	15,346,902
Cost of shares redeemed	(620,065,342)	(504,631,974)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	414,906,475	(33,203,486)
Change in net assets	422,491,129	(40,946,181)
Net Assets:
Beginning of period	949,333,299	990,279,480
End of period	$1,371,824,428	$949,333,299
1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
April 30, 2019
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
Effective at the close of business on November 2, 2018, Institutional Shares were redesignated as Service Shares, the existing Service Shares were converted into the redesignated Service Shares at the Institutional Shares NAV on November 2, 2018, and Class Y Shares were redesignated as the Institutional Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
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in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are
Annual Shareholder Report

allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,622,116 is disclosed in this Note 2 and Note 5. For the year ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$41,347	$(15,557)
Institutional Shares[1]	514,505	(242,860)
Service Shares (new)[2]	217,182	(2,856)
Service Shares (old)[2]	7,784	(2,757)
Class R6 Shares	5,025	—
TOTAL	$785,843	$(264,030)
1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the period ended April 30, 2018, were from net investment income. Undistributed net investment income at April 30, 2018, was $84,388
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$134,808
Service Shares (New)[1]	722,649
Service Shares (Old)[1]	33,512
TOTAL	$890,969
1	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund
Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either a specified amount of U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $61,440,204. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2019, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2019, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$ 911,541*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$298,766

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$941,130
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2019		2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,050,413	$59,631,823	2,309,769	$19,606,819
Shares issued to shareholders in payment of distributions declared	124,807	1,054,115	83,949	712,670
Shares redeemed	(3,196,567)	(26,975,187)	(3,167,220)	(26,889,157)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,978,653	$33,710,751	(773,502)	$(6,569,668)
Annual Shareholder Report

Year Ended April 30	2019		2018
Institutional Shares[1]:	Shares	Amount	Shares	Amount
Shares sold	81,049,882	$683,982,563	29,273,486	$248,593,502
Shares issued to shareholders in payment of distributions declared	2,236,179	18,884,028	949,603	8,060,396
Shares redeemed	(35,747,934)	(301,771,500)	(25,771,751)	(218,663,514)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	47,538,127	$401,095,091	4,451,338	$37,990,384

Year Ended April 30	2019		2018
Service Shares (new)[2]:	Shares	Amount	Shares	Amount
Shares sold	23,463,087	$197,677,223	19,340,586	$164,232,595
Shares issued to shareholders in payment of distributions declared	805,168	6,793,996	694,504	5,893,993
Shares redeemed	(29,812,903)	(251,426,870)	(26,781,010)	(227,437,489)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(5,544,648)	$(46,955,651)	(6,745,920)	$(57,310,901)

Year Ended April 30	2019		2018
Service Shares (old)[2]:	Shares	Amount	Shares	Amount
Shares sold	205,489	$1,734,317	658,669	$5,601,968
Shares issued to shareholders in payment of distributions declared	32,114	270,931	74,455	632,561
Shares redeemed	(3,442,274)	(28,988,563)	(3,209,564)	(27,260,846)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,204,671)	$(26,983,315)	(2,476,440)	$(21,026,317)

Year Ended April 30	2019		2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,664,540	$64,732,367	2,126,998	$18,046,702
Shares issued to shareholders in payment of distributions declared	24,907	210,454	5,583	47,282
Shares redeemed	(1,292,015)	(10,903,222)	(518,155)	(4,380,968)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,397,432	$54,039,599	1,614,426	$13,713,016
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	49,164,893	$414,906,475	(3,930,098)	$(33,203,486)
1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2019 and 2018, was as follows:
	2019	2018
Ordinary income	$31,797,938	$18,509,471
As of April 30, 2019, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$168,672
Net unrealized depreciation	$(3,033,691)
Capital loss carryforwards	$(6,499,583)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, deferral of paydown losses, mark-to-market of futures contracts, reversal of defaulted write-off and principal losses.
At April 30, 2019, the cost of investments for federal tax purposes was $1,364,478,665. The net unrealized depreciation of investments for federal tax purposes was $3,033,653. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,363,537 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,397,190. The amounts presented are inclusive of derivative contracts.
At April 30, 2019, the Fund had a capital loss carryforward of $6,499,583 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,347,978	$5,151,605	$6,499,583
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to June 28, 2018, the annual advisory fee was 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended April 30, 2019, the Adviser voluntarily waived $1,321,343 of its fee and voluntarily reimbursed $264,030 of transfer agent fees.
Annual Shareholder Report

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2019, the Adviser reimbursed $33,183.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2019, the annualized fee paid to FAS was 0.80% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Prior to their re-designation at the close of business on November 2, 2018, the Service Shares were also subject to the Plan at 0.15%. The newly re-designated Service Shares are not subject to the Plan.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2019, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$176,275	$—
Service Shares (Old)[1]	13,349	(3,560)
TOTAL	$189,624	$(3,560)
1	At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2019, FSC retained $52,858 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2019, FSC retained $744 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended April 30, 2019, FSSC received $31,663 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95%, 0.37%, 0.65%, and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended April 30, 2019, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $36,864,185.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2019, were as follows:
Purchases	$738,273,365
Sales	$391,581,286
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the year ended April 30, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2019, there were no outstanding loans. During the year ended April 30, 2019, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the funds constituting Federated Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2019, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Federated Income Securities Trust) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
June 24, 2019

Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,019.20	$4.41
Institutional Shares[2]	$1,000	$1,021.80	$1.85
Service Shares[3]	$1,000	$1,019.20	$3.25
Class R6 Shares	$1,000	$1,020.70	$1.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.40	$4.41
Institutional Shares[2]	$1,000	$1,023.00	$1.86
Service Shares[3]	$1,000	$1,021.60	$3.26
Class R6 Shares	$1,000	$1,023.10	$1.71
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Institutional Shares[2]	0.37%
Service Shares[3]	0.65%
Class R6 Shares	0.34%
2	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
3	Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2018, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.; Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University. Mr. Hough previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
federated short-term income fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
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research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
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reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year period was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
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the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
In 2018, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Annual Shareholder Report

appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
32957 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $227,840

Fiscal year ended 2018 - $217,230

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,904 respectively. Fiscal year ended 2018- Audit consent for N-14 filing.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2019 - $0

Fiscal year ended 2018 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $30,141 and $36,363 respectively. Fiscal year ended 2019- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2018- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2019 – 0%

Fiscal year ended 2018 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2019 - $808,643

Fiscal year ended 2018 - $1,173,635

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On May 2, 2018, the SEC proposed amendments to the Loan Rule, which, if adopted as proposed, would refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) had also been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involved the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders could vote on the election of members to the Hermes Fund’s committee was not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant was a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 28, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 24, 2019